RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of transactions with and amounts due from and due to related parties

The Company entered into the following transactions with its related parties:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Services provided by related parties:
Jiayin Zhuoyue (1)	77,984	81,206	55,207
Jiayin (Shanghai) (1)	2,459	6,548	9,004
Shanghai Jiayin (2)	13,806	8,280	5,845
Li Mahui (4)	—	—	425
Kailiantong (3)	8,065	2,255	—
Shilupan (5)	17,202	7,863	—
Jiayin Credit (6)	10,513	196	—
Geerong Yun (7)	3,136	—	—
Total	133,165	106,348	70,481
Services provided to related parties
Kailiantong (3)	—	1,761	6,209
Total	—	1,761	6,209
14.	RELATED PARTY TRANSACTIONS - continued

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Loans to related parties:
Subsidiary shareholder (8)	—	—	463
Subsidiary director (9)	—	—	79
China Smartpay (10)	—	119,924	—
GAYANG (11)	—	1,716	—
Shanghai Jiayin (11)	—	909	—
Shanghai Jiajie (11)	7,700	800	—
SG Fintech(12)	—	598	—
Geerong Yun (7)	3,850	—	—
Total	11,550	123,947	542
Loans from related parties
Subsidiary shareholder (13)	—	—	3,113
Jiayin Financial Leasing (14)	—	150	—
Jiayin Credit (14)	70,765	80	—
Total	70,765	230	3,113

(1)

Jiayin Zhuoyue and Jiayin (Shanghai) referred investors and borrowers to the Company and charged referral service fees. Jiayin (Shanghai) also collected loan facilitation service fees on behalf of the Company from customers.

(2)	Shanghai Jiayin rents office space to the Company and charges other related service fee, which is calculated dependent on its usage of the underlying office space.
(3)

Kailiantong provides cash payment services to the Company and charges transaction processing fees. The Company provided referral service to Kailiantong and charged loan facilitation fees, which resulted in the 2019 balance of amount due from related parties. Our Founder, Mr. Dinggui Yan, partially disposed of his investment over China Smartpay in September 2020, and therefore Mr. Dinggui Yan lost the significant influence over China Smartpay thereafter. As Kailiantong was wholly owned by China Smartpay, Kailiantong was no longer deemed as our related party as of October 2020.

(4)

Limahui primarily provides internet catering service for employees of the Company and charged corresponding service fees. Mr. Zhang has significant influence over Limahui in the first three quarters of 2020.

(5)	Shilupan provided credit analysis service for the Company and charged corresponding service fees.
(6)	Jiayin Credit provided credit service to the Company and charged credit service fees.
(7)	Geerong Yun provided referral services to the Company and charged referral service fees. Geerong Yun was acquired by the company in September 2019 and became our wholly-owned subsidiary thereafter.
(8)

The amount represents loans to minority shareholders of the subsidiary company Thanh Cong Biz Link Joint Stock Company (“Biz link”) in 2020, for the investment and establishment of the Biz link, which are non-interest bearing, unsecured, and due on demand.

(9)

The amount represents loans to the minority director of the subsidiary PT. Jayindo Fintek Pratama since November 2020 with principal of RMB 79 and annual interest rate of 6%. The outstanding loan balance will be repaid in 36 equal monthly installments.

(10)

The Company entered into a loan contract with China Smartpay of RMB119,924(US$17,225) with fixed annual interest rate of 9%. The interest was RMB4,938 for the year ended December 31, 2019 and the interest portion through January to September 2020 was RMB7,570. The outstanding loan balance including principal and interests had been settled with consideration of the acquisition with Keen Best (See Note 7), together with a lump-sum cash payment of RMB37,372 in September 2020. Since October 2020, China Smartpay is no longer a related party of the Company.

(11)	The amount represents loans which are non-interest bearing, unsecured, and due on demand.
14.	RELATED PARTY TRANSACTIONS - continued
(12)

The amount represents loans to related parties in 2019, which results in the balance of amount due from related parties shown as below. The Company entered into a loan contract with SG Fintech of RMB 598 (US$86) with fixed interest rate 0.5%. The loan balance includes principal RMB 598 and interest receivable RMB 1. As of December 31, 2020, all principal and interest have been collected.

(13)

The amount represents loans from minority shareholders of the subsidiary company Aguila Information, S.A.P.I. de C.V. (“Aguila Information”) in 2020, which results in the balance of amount due to related parties shown as below. Aguila Information entered into an agreement with minority shareholders that the portion of total investment capital which exceeds paid-in capital is deemed as loan to the Company. The loans will be due on March 31, 2021 with annual interest rate of 3%.

(14)	The amounts represent loans from related parties in the years of 2018, 2019 and 2020 for the daily operation.
(15)

Shanghai Zhundian Enterprise Service Co., Ltd.("Shanghai Zhundian")(formerly known as “Shanghai Limahui E-Commerce Co., Ltd”) was a related party controlled by Yan Dinggui, the Chairman of Jiayin Group during the period of January, 2020 to April, 2020. On April 22, 2020, Shanghai Zhundian was acquired by Jiayin Finance, and becomes a wholly-owned subsidiary of Jiayin Group Inc. The consideration is nil, and the Group recorded RMB 3,000 in APIC as it is a combination under common control and the net assets of Shanghai Zhundian on the acquisition date was RMB 3,000.

 The following table present amounts due from and due to related parties as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
Amounts due from related parties
Subsidiary shareholder	—	463
Subsidiary director	—	79
China Smartpay	124,862	—
GAYANG	1,716	—
Shanghai Jiayin	1,564	—
Kailiantong	1,050	—
Shanghai Jiajie	800	—
SG Fintech	599	—
Jiayin Credit	131	—
Total	130,722	542
Amounts due to related parties
Subsidiary shareholder	—	3,113
Jiayin Zhuoyue	722	3,442
Shanghai Jiayin	—	2,150
Jiayin Financial Leasing	150	—
Jiayin Credit	—	80
Total	872	8,785

Amounts due from related parties primarily consist of loans to related parties.

Amounts due to related parties primarily consist of the amount of service fees payable to related parties and loans from related parties.